Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)		12 Months Ended
	Feb. 24, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares
Dividends declared
Dividends declared per share | (per share)	$ 0.033	$ 0.15	$ 0.12	$ 0.12	$ 0.09	$ 0.12	$ 0.09